Schedule of Investments ─ NYLI Winslow Large Cap Growth ETF

January 31, 2026 (unaudited)

	Shares	Value
Common Stocks — 99.4%

Communication Services — 13.7%
Alphabet, Inc., Class C	156,578	$53,006,350
Meta Platforms, Inc., Class A	29,568	21,185,472
Netflix, Inc.*	75,321	6,288,550
Spotify Technology SA*	16,397	8,204,239
Total Communication Services		88,684,611

Consumer Discretionary — 13.6%
Amazon.com, Inc.*	165,681	39,647,463
Chipotle Mexican Grill, Inc.*	190,514	7,405,279
DoorDash, Inc., Class A*	38,940	7,967,903
Hilton Worldwide Holdings, Inc.	32,482	9,696,202
Home Depot, Inc. (The)	16,630	6,229,432
Tesla, Inc.*	40,024	17,226,730
Total Consumer Discretionary		88,173,009

Financials — 5.3%
Ares Management Corp., Class A	41,980	6,283,147
Mastercard, Inc., Class A	17,845	9,614,707
Nasdaq, Inc.	69,560	6,739,668
Visa, Inc., A Shares(a)	36,343	11,696,268
Total Financials		34,333,790

Health Care — 8.7%
Eli Lilly & Co.	16,819	17,443,826
Intuitive Surgical, Inc.*	25,673	12,944,840
McKesson Corp.	10,702	8,895,610
Stryker Corp.	21,125	7,806,955
Vertex Pharmaceuticals, Inc.*	19,797	9,302,610
Total Health Care		56,393,841

Industrials — 9.3%
Cintas Corp.	41,573	7,956,656
GE Vernova, Inc.	17,261	12,537,873
General Electric Co.	37,673	11,557,700
Howmet Aerospace, Inc.	32,770	6,818,782
Parker-Hannifin Corp.	7,113	6,656,630
Quanta Services, Inc.	18,199	8,637,791
Trane Technologies PLC	15,450	6,497,961
Total Industrials		60,663,393

Information Technology — 48.3%
Advanced Micro Devices, Inc.*	20,281	4,801,121
Amphenol Corp., Class A	80,879	11,653,046
Analog Devices, Inc.	25,562	7,946,715
Apple, Inc.	246,209	63,886,311
ASML Holding NV	7,787	11,080,901
Atlassian Corp., Class A*	48,565	5,739,412
Broadcom, Inc.	90,524	29,990,601
Intuit, Inc.	9,731	4,854,991
Microsoft Corp.	131,667	56,654,993
NVIDIA Corp.	438,114	83,736,729
Palantir Technologies, Inc., Class A*	26,259	3,849,307
ServiceNow, Inc.*	41,023	4,800,101
Shopify, Inc., Class A*	78,309	10,276,490
Snowflake, Inc., Class A*(a)	40,456	7,795,871
Texas Instruments, Inc.	28,070	6,050,489
Total Information Technology		313,117,078

Real Estate — 0.5%
CoStar Group, Inc.*	49,126	3,021,249

Total Common Stocks
(Cost $629,387,541)		644,386,971

	Shares	Value
Short-Term Investment — 0.6%

Money Market Fund — 0.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.65%(b)
(Cost $4,134,148)	4,134,148	$4,134,148

Total Investments — 100.0% (Cost $633,521,689)		648,521,119
Other Assets and Liabilities, Net — (0.0)%(c)		(214,880)
Net Assets — 100.0%		$648,306,239

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $3,524,850; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $3,715,528.
(b)	Reflects the 1-day yield at January 31, 2026.
(c)	Less than 0.05%.

Schedule of Investments ─ NYLI Winslow Large Cap Growth ETF (continued)

January 31, 2026 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2026. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$644,386,971	$—	$—	$644,386,971
Short-Term Investment:
Money Market Fund	4,134,148	—	—	4,134,148
Total Investments in Securities	$648,521,119	$—	$—	$648,521,119

(d)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended January 31, 2026, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.